Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - Credit risk [member] - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Environmental trust funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 69.5	$ 60.8
Trade and other receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	[1]	74.2	64.9	[2]
Cash and cash equivalent [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 515.0	$ 219.7

[1]	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates amounting to US$62.9 million (2018: US$73.7 million).
[2]	Refer note 42.